Special Purpose Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Energy storage systems, net	$ 123,703	$ 131,569
Deferred revenue, current	36,942	10,948
Deferred revenue, noncurrent	15,468	9,780
Energy Storage Systems
Variable Interest Entity [Line Items]
Energy storage systems, net	91,593	98,358
Deferred revenue, current	3,713	3,507
Deferred revenue, noncurrent	8,265	6,302
Other liabilities	3,178	2,608
SCF 1
Variable Interest Entity [Line Items]
Deferred revenue, current	283	283
Deferred revenue, noncurrent	1,047	1,369
Other liabilities	239	307
SCF 1 | Energy Storage Systems
Variable Interest Entity [Line Items]
Energy storage systems, net	$ 1,463	$ 1,785